Property, Plant and Equipment - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Assets under construction amounts	€ 1,900	€ 2,300
Construction expenditure incurred but not paid	€ 2,100	€ 1,000.0